Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Consolidated Statement of Comprehensive Income
(Loss)/profit for the year	€ (1,015.1)	€ 885.0
Movements in hedging reserve, net of tax:
Effective portion of changes in fair value of cash-flow hedges	691.1	325.5
Net change in fair value of cash-flow hedges transferred to property, plant and equipment	4.8	59.6
Net hedge ineffectiveness and discontinuation transferred to profit or loss	(147.4)
Net other changes in fair value of cash-flow hedges transferred to profit or loss	(225.9)	249.2
Net movements in cash-flow hedge reserve	322.6	634.3
Total other comprehensive income/(loss) for the year, net of income tax	322.6	634.3
Total comprehensive (loss)/income for the year – all attributable to equity holders of parent	€ (692.5)	€ 1,519.3